Defined Benefit Liabilities (Assets) - Total Amount of Expenses Recognized in Profit and Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Current service cost	₩ 143,725	₩ 125,526	₩ 114,528
Net interest cost	3,997	2,170	3,615
Total amount of expenses recognized in profit and loss	₩ 147,722	₩ 127,696	₩ 118,143